Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary Of Trade And Other Receivables Detailed Information

	2022 € '000s	2021 € '000s
Processor receivables	46,734	63,495
Trade receivables	28,966	56,346
Inventory	94	40
Other receivables	3,001	3,453
Prepayments	38,005	45,918
Trade and other receivables	116,800	169,252